Other non-current assets (Details) $ in Thousands	1 Months Ended			4 Months Ended	9 Months Ended	12 Months Ended			14 Months Ended
	Dec. 31, 2021 USD ($) vessel tanker	Aug. 31, 2021 USD ($) vessel	Jul. 31, 2018 USD ($) equipment	Nov. 30, 2018 USD ($)	Sep. 30, 2019 USD ($) tanker	Dec. 31, 2021 USD ($) vessel tanker	Dec. 31, 2020 USD ($) tanker vessel	Dec. 31, 2019 USD ($)	Sep. 30, 2019 supplier tanker	Aug. 31, 2020 tanker	Apr. 30, 2020 tanker	Apr. 30, 2017 USD ($)
Disclosure Of Other Non-Current Assets [Line Items]
Sellers credit on lease financed vessels	$ 10,793					$ 10,793	$ 10,192
Equity consideration issued for the leasehold interests	5,736					5,736	0
Capitalized loan fees	1,635					1,635	1,424
Other assets	47					47	0
Other non-current assets	108,963					108,963	92,145
Number of suppliers, scrubber installation | supplier									2
Proportion of ownership interest in joint venture		50.00%
Distributions from dual fuel tanker joint venture						1,525	0	$ 0
Joint ventures
Disclosure Of Other Non-Current Assets [Line Items]
Consideration paid (received)		$ 6,700
Minority Interest In Portfolio Acquired, August 2021
Disclosure Of Other Non-Current Assets [Line Items]
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax						600
Distributions from dual fuel tanker joint venture	1,500
Other related parties | Scorpio LR2 Pool Limited
Disclosure Of Other Non-Current Assets [Line Items]
Non-current receivables due from related parties	35,700					35,700	35,700
Other related parties | Scorpio MR Pool Limited
Disclosure Of Other Non-Current Assets [Line Items]
Non-current receivables due from related parties	25,200					25,200	25,200
Other related parties | Scorpio LR1 Pool Limited
Disclosure Of Other Non-Current Assets [Line Items]
Non-current receivables due from related parties	6,600					6,600	6,600
Other related parties | Scorpio Handymax Tanker Pool Limited
Disclosure Of Other Non-Current Assets [Line Items]
Non-current receivables due from related parties	5,661					5,661	5,661
Other related parties | Scorpio Pools
Disclosure Of Other Non-Current Assets [Line Items]
Non-current receivables due from related parties	73,161					73,161	73,161
Exhaust gas cleaning system
Disclosure Of Other Non-Current Assets [Line Items]
Deposits on property, plant and equipment	$ 15,840					$ 15,840	$ 5,617
Number of tankers | tanker	1					1	46
Payments to acquire property, plant, and equipment				$ 116,100	$ 30,300			$ 146,600
Vessels
Disclosure Of Other Non-Current Assets [Line Items]
Number of tankers | vessel	131					131	135
Vessels | Minority Interest In Portfolio Acquired, August 2021
Disclosure Of Other Non-Current Assets [Line Items]
Joint venture, sale of ships | vessel	2					2
Ballast water treatment systems
Disclosure Of Other Non-Current Assets [Line Items]
Payments to acquire property, plant, and equipment			$ 36,200
Number of equipment			55				22
Installation period of property, plant and equipment			5 years
Deposits for purchase of property, plant, and equipment and minority interest			$ 32,800
Amount reclassified to vessels			31,000
Aggregate difference in investment fair value between put and call option exercise prices			600
Product tanker
Disclosure Of Other Non-Current Assets [Line Items]
Number of tankers | vessel	0	9				0	0
Product tanker | MR
Disclosure Of Other Non-Current Assets [Line Items]
Number of tankers | vessel		5
Long-term charter contracts, term		5 years
Product tanker | LR1
Disclosure Of Other Non-Current Assets [Line Items]
Number of tankers | vessel		4
STI Beryl, STI Le Rocher and STI Larvotto | Vessels
Disclosure Of Other Non-Current Assets [Line Items]
Sale leaseback transaction, deposit per vessel	$ 4,350					$ 4,350
Sale leaseback transaction, aggregate amount	13,100					13,100
Accretion of lease financed vessels						600	$ 500
STI Beryl, STI Le Rocher and STI Larvotto | Vessels | MR
Disclosure Of Other Non-Current Assets [Line Items]
Sale leaseback transaction, deposit per vessel												$ 4,350
Third Party Supplier
Disclosure Of Other Non-Current Assets [Line Items]
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities			$ 1,800			$ 1,800
Period after investment acquired for which put option is exercisable						1 year
Period after investment acquired for which call option is exercisable						2 years
Third Party Supplier | Ballast water treatment systems
Disclosure Of Other Non-Current Assets [Line Items]
Investment in ballast water treatment system supplier	$ 1,751					$ 1,751	$ 1,751
Scrubbers | Vessels
Disclosure Of Other Non-Current Assets [Line Items]
Number of tankers | tanker					98				98
Installation of scrubbers | Vessels
Disclosure Of Other Non-Current Assets [Line Items]
Number of tankers | tanker										6
Installation of scrubbers, LR1 | Vessels
Disclosure Of Other Non-Current Assets [Line Items]
Number of tankers | tanker										5
Postpone installation of scrubbers | Vessels
Disclosure Of Other Non-Current Assets [Line Items]
Number of tankers | tanker											19